UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     November 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,316,909 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    35959  1100000 SH       SOLE                  1100000        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203    15918   394000 SH       SOLE                   394000        0        0
ALTRIA GROUP INC               COM              02209S103    45134   589600 SH       SOLE                   589600        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     7231   190891 SH       SOLE                   190891        0        0
AVERY DENNISON CORP            COM              053611109    28039   466000 SH       SOLE                   466000        0        0
BAXTER INTL INC                COM              071813109    99225  2182685 SH       SOLE                  2182685        0        0
BED BATH & BEYOND INC          COM              075896100    60908  1591955 SH       SOLE                  1591955        0        0
CALLAWAY GOLF CO               COM              131193104    35190  2684200 SH       SOLE                  2684200        0        0
CAPITALSOURCE INC              COM              14055X102    96537  3738836 SH       SOLE                  3738836        0        0
CHECKFREE CORP NEW             COM              162813109    15495   375000 SH       SOLE                   375000        0        0
DIRECTV GROUP INC              COM              25459L106    47527  2415000 SH       SOLE                  2415000        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    37938  1523000 SH       SOLE                  1523000        0        0
E TRADE FINANCIAL CORP         COM              269246104    27877  1165430 SH       SOLE                  1165430        0        0
FISERV INC                     COM              337738108    99930  2122100 SH       SOLE                  2122100        0        0
FLOWSERVE CORP                 COM              34354P105    17858   353000 SH       SOLE                   353000        0        0
HEWITT ASSOCS INC              COM              42822Q100    51494  2122600 SH       SOLE                  2122600        0        0
HUDSON CITY BANCORP            COM              443683107    27057  2042000 SH       SOLE                  2042000        0        0
IMS HEALTH INC                 COM              449934108    42438  1593000 SH       SOLE                  1593000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    45370  1442163 SH       SOLE                  1442163        0        0
LEHMAN BROS HLDGS INC          COM              524908100    55395   750000 SH       SOLE                   750000        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    77388  3797100 SH       SOLE                  3797100        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    48724   583000 SH       SOLE                   583000        0        0
MCDERMOTT INTL INC             COM              580037109    21945   525000 SH       SOLE                   525000        0        0
MICROSOFT CORP                 COM              594918104    54700  2000000 SH       SOLE                  2000000        0        0
MONSTER WORLDWIDE INC          COM              611742107    45819  1266061 SH       SOLE                  1266061        0        0
OPENWAVE SYS INC               COM NEW          683718308    33549  3584326 SH       SOLE                  3584326        0        0
QUIKSILVER INC                 COM              74838C106     4860   400000 SH       SOLE                   400000        0        0
UNITED RENTALS INC             COM              911363109    20925   900000 SH       SOLE                   900000        0        0
US BANCORP DEL                 COM NEW          902973304    55238  1662800 SH       SOLE                  1662800        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    57792  1617000 SH       SOLE                  1617000        0        0
ZIMMER HLDGS INC               COM              98956P102     3449    51100 SH       SOLE                    51100        0        0